CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash Flows from Operating Activities:
Net Loss	$ (180,164)	$ (237,659)	$ (827,295)	$ (1,776,527)
Adjustments to net loss for non-cash items:
Accured interest converted to stock	25,000	17,982		37,814
Stock issued for services	5,000	17,250	550	174,435
Litigation settlement expense				934,800
Write down of goodwill in subsidiary			339,195
Amortization, Depreciation and Depletion	9,242			24,283
Asset Recovery Expense				72,122
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in accounts receivable
Decrease (increase) in deposits and advances	5,370		(25,000)	29,474
(Decrease) increase in accounts payable	(5,841)	35,088	15,441	(42,529)
Increase in accrued liabilities	41,745	(17)	47,510	23,886
Net Cash Used by Operating Activities	(99,648)	(167,356)	(449,599)	(522,242)
Cash Flows from Investing Activities:
Investment to acquire 70% interest in subsidiary			(300,000)
Purchase of Machinery				(16,500)
Investment in well	(50,000)	(198,500)		(213,550)
Purchase in Oil and Gas leases			(303,000)	(175,000)
Net Cash Used in Investing Activities	(50,000)	(198,500)	(603,000)	(405,050)
Cash Flows from Financing Activities:
Proceeds from convertible promissory notes			1,000,000	25,000
Increase in stock subscriptions payable			40,000	210,000
Proceeds from other notes payable			400,000
Payments on other notes payable	(52,500)		(200,000)	(195,000)
Stock to be issued for services	7,500
Proceeds from shareholder contribution			90,000
Proceeds from stock sales	175,000	165,000	210,100	457,500
Proceeds from subscription receivable	90,000
Net Cash Provided by Financing Activities	220,000	165,000	1,540,100	497,500
Net Increase (decrease) in Cash	70,352	(200,856)	487,501	(429,792)
Cash and Cash Equivalents - Beginning of Period	57,709	487,501		487,501
Cash and Cash Equivalents - End of Period	128,061	286,645	487,501	57,709
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES:
Net deficit of subsidiary on purchase			(55,992)
Issuance of notes payable for assets	10,000		175,000	150,000
Issuance of common stock for deposits and accounts payable	199,309	17,250	100	199,309
Issuance of common stock for oil leases			$ 200